Segment Information - Summary of Detailed Information About Insurance, Reinsurance and Investment Contracts (Parenthetical) (Detail) - EUR (€) € in Millions	Jun. 30, 2024		Dec. 31, 2023
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Abstract]
Insurance contracts liability asset	€ 183,276	[1]	€ 177,262	[2]
Insurance contract assets	56		185
Insurance contract liabilities	183,332		177,446
Reinsurance contracts issued assets liabilities	15,769	[3]	16,000	[4]
Reinsurance contracts issued that are assets	16,267		16,608
Reinsurance contracts issued that are liabilities	€ 497		€ 608

[1]	Total insurance contracts is EUR 183,276 million which comprises of EUR 56 million insurance contract assets and EUR 183,332 million insurance contract liabilities.
[2]	Total insurance contracts is EUR 177,262 million which comprises of EUR 185 million insurance contract assets and EUR 177,446 million insurance contract liabilities.
[3]	Total reinsurance contracts is EUR 15,769 million which comprises of EUR 16,267 million reinsurance contract assets and EUR 497 million reinsurance contract liabilities.
[4]	Total reinsurance contracts is EUR 16,000 million which comprises of EUR 16,608 million reinsurance contract assets and EUR 608 million reinsurance contract liabilities.